Other Assets (Tables)	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Summary of Components of Other within Other Assts
The components of other within other assets are as follows:

(Canadian $ in millions)	2021	2020
Accounts receivable, prepaid expenses and other items	3,302	2,942
Accrued interest receivable	1,452	1,586
Bank owned life insurance policies	4,096	4,352
Leased vehicles, net of accumulated amortization	415	677
Cash collateral	6,436	6,344
Due from clients, dealers and brokers	353	161
Insurance-related assets	2,080	1,507
Other employee future benefits assets (Note 21)	40	38
Pension asset (Note 21)	947	124
Precious metals (1)	3,290	5,328
Total	22,411	23,059

(1)	Precious metals are recorded at their fair value based on quoted prices in active markets.